Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
MATTHEW 25 FUND
Account Value [Line Items]
Accumulated Value	$ 28,159	$ 26,568	$ 20,856	$ 15,285	$ 21,861	$ 17,880	$ 15,836	$ 11,141	$ 13,835	$ 11,096	$ 8,742	$ 10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 35,940	$ 33,841	$ 27,068	$ 21,434	$ 26,174	$ 20,337	$ 17,176	$ 13,062	$ 13,660	$ 11,213	$ 10,015	$ 10,000